UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave.	Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

January 31, 2011 (unaudited)

	Shares	Value

Investment Companies(a) - 101.1%

Long-Term Investments- 100.0%

Aggregate Bond Fund - 32.8%
iShares Barclays Aggregate Bond Fund	284,721	$30,083,621
SPDR Barclays Capital Aggregate Bond ETF	10,471	581,559
Vanguard Total Bond Market ETF	295,189	23,715,484

Total Aggregate Bond Fund		54,380,664

Commodity Funds - 1.0%
iPath Dow Jones-UBS Commodity Index Total Return ETN*	12,116	600,227
PowerShares DB Commodity Index Tracking Fund*	38,584	1,100,801

Total Commodity Funds		1,701,028

Corporate Bond Fund - 5.8%
iShares Barclays Credit Bond Fund	4,791	500,372
iShares iBoxx $ Investment Grade Corporate Bond Fund	83,912	9,102,774

Total Corporate Bond Fund		9,603,146

Currency Harvest Fund - 4.3%
PowerShares DB G10 Currency Harvest Fund*	301,525	7,170,264

Emerging Equity Funds - 21.9%
iShares MSCI Emerging Markets Index Fund	411,173	18,835,835
Vanguard Emerging Markets ETF	373,732	17,374,801

Total Emerging Equity Funds		36,210,636

High Yield Corporate Bond Fund - 12.3%
iShares iBoxx $ High Yield Corporate Bond Fund	118,654	10,890,064
SPDR Barclays Capital High Yield Bond ETF	235,567	9,538,108

Total High Yield Corporate Bond Fund		20,428,172

International Bond Fund - 3.6%
iShares JPMorgan USD Emerging Markets Bond Fund	28,030	2,970,339
PowerShares Emerging Markets Sovereign Debt Portfolio	44,447	1,168,512
SPDR Barclays Capital International Treasury Bond ETF	30,566	1,801,560

Total International Bond Fund		5,940,411

Treasury Inflation-Protected Security - 0.0%(b)
iShares Barclays US Treasury Inflation Protected Securities Fund	453	48,715

U.S. Short-Term Treasury Bond Fund - 16.4%
iShares Barclays 1-3 Year Treasury Bond Fund	139,448	11,726,182
iShares Barclays Short Treasury Bond Fund	52,167	5,749,847
SPDR Barclays Capital 1-3 Month T-Bill ETF*	31,936	1,464,266
Vanguard Short-Term Bond ETF	101,299	8,179,894

Total U.S. Short-Term Treasury Bond Fund		27,120,189

U.S. Small Cap Equity Fund - 1.9%
iShares Russell 2000 Index Fund	39,746	3,098,201

Total Long-Term Investments - 100.0%
(Cost $160,645,657)		165,701,426

Short-Term Investment - 1.1%

Money Market Fund - 1.1%
Dreyfus Treasury & Agency Cash
Management 521 Institutional
(Cost $1,812,892)	1,812,892	1,812,892

Total Investment Companies - 101.1%
(Cost $162,458,549)		$167,514,318
Liabilities in Excess of Other Assets - (1.1)%(c)		(1,854,823)

Net Assets - 100.0%		$165,659,495

Schedule of Investments (continued)

January 31, 2011 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $16,118,634.
(b)	Less than 0.005%.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on swaps.
ETF - Exchange Traded Fund
ETN - Exchange Traded Note

Schedule of Investments (continued)

January 31, 2011 (unaudited)

Swap contracts outstanding at January 31, 2011:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

CurrencyShares Euro Trust	(3.23)%	7/06/12	(6,732,511)	(170,709)
iPath Dow Jones-UBS Commodity Index Total Return ETN	0.57%	7/06/12	366,023	3,844
iShares Barclays 1-3 Year Treasury Bond Fund	0.57%	7/06/12	7,217,000	8,691
iShares Barclays Aggregate Bond Fund	0.57%	7/06/12	$18,559,260	$(22,105)
iShares Barclays Credit Bond Fund	0.57%	7/06/12	307,648	636
iShares Barclays Short Treasury Bond Fund	0.57%	7/06/12	3,545,394	(2,330)
iShares Barclays TIPS Bond Fund	0.57%	7/06/12	29,307	148
iShares Dow Jones US Real Estate Index Fund	(1.08)%	7/06/12	(5,985,872)	(213,514)
iShares iBoxx $ High Yield Corporate Bond Fund	0.57%	7/06/12	6,612,187	98,229
iShares iBoxx $ Investment Grade Corporate Bond Fund	0.57%	7/06/12	5,611,475	(2,451)
iShares JPMorgan USD Emerging Markets Bond Fund	0.57%	7/06/12	1,849,783	(19,492)
iShares MSCI EAFE Index Fund	(0.23)%	7/06/12	(24,706,684)	(480,587)
iShares MSCI Emerging Markets Index Fund	0.57%	7/06/12	12,049,638	(443,399)
iShares Russell 2000 Index Fund	0.57%	7/06/12	1,942,997	(33,807)
PowerShares DB Commodity Index Tracking Fund	0.57%	7/06/12	657,418	20,907
PowerShares DB G10 Currency Harvest Fund	0.57%	7/06/12	4,414,127	4,098
PowerShares Emerging Markets Sovereign Debt Portfolio	0.57%	7/06/12	730,220	(10,202)
SPDR Barclays Capital 1-3 Month T-Bill ETF	0.57%	7/06/12	902,949	(653)
SPDR Barclays Capital Aggregate Bond ETF	0.57%	7/06/12	358,546	(186)
SPDR Barclays Capital International Treasury Bond ETF	0.57%	7/06/12	1,101,537	8,555
SPDR Barclays Capital High Yield Bond ETF	0.57%	7/06/12	5,776,816	100,527
SPDR Dow Jones REIT ETF	(0.51)%	7/06/12	(2,899,879)	(95,128)
Vanguard Emerging Markets ETF	0.57%	7/06/12	11,076,555	(370,591)
Vanguard Europe Pacific ETF	(3.03)%	7/06/12	(3,549,757)	(78,364)
Vanguard REIT ETF	(0.88)%	7/06/12	(15,791,522)	(506,317)
Vanguard Short-Term Bond ETF	0.57%	7/06/12	5,022,420	18,034
Vanguard Total Bond Market ETF	0.57%	7/06/12	14,604,792	8,446

Total Unrealized Depreciation				$(2,177,720)

Collateral for swap contracts was $16,118,634 at January 31, 2011.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

FAIR VALUE MEASUREMENT

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (ASC 820-10): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities carried at fair value:

	Quoted Prices in Active Market Level 1	Other Significant Inputs Level 2	Significant Unobservable Inputs Level 3

Investment Companies*	$167,514,318	$-	$-
Other Financial Instruments**	-	(2,177,720)	-

Total	$167,514,318	$(2,177,720)	$-

*	Please refer to the Schedule of Investments to view securities segregated by Fund type.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

There were no transfers between Level 1 and 2 securities during the period.

The cost basis on investments for Federal income tax purposes at January 31, 2011 was as follows (unaudited)*:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$162,937,058	$5,814,690	$(1,237,430)	$4,577,260

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	March 16, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

By:	By: March 16, 2011

By:	By: /s/ David L. Fogel

David L. Fogel
Principal Financial Officer

By:	By: March 16, 2011